TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jul. 14, 2021	Jun. 30, 2021	Mar. 25, 2021	Feb. 24, 2021	Dec. 31, 2020	Nov. 18, 2020	Jun. 29, 2020	May 27, 2020	Dec. 18, 2019	Sep. 16, 2019	Jul. 19, 2019
Disclosure of other provisions [line items]
Tax	R$ 1,449,699						R$ 1,597,995
Labor	73,709						95,234
Civil	135,971						132,562
Judicial deposits	1,659,379						R$ 1,825,791
Balance judicial deposits	1,354,340
Amount of undue payments before proposed action				R$ 683,000		R$ 73,500
Amount of undue payments before proposed action, net of related expenses				R$ 643,000
Procedure to collect differences, amount		R$ 326,000
Amount of deposits for which replacement has been requested	1,700,000
Recovery of Tax Credits Arising From Law suits	1,200,000
Other operating income lawsuits	393,300
Tax Credits Monetary Update line	788,700
Final and unappealable decision, first lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action													R$ 122,000
Amount of undue payments before proposed action, net of related expenses													R$ 79,000
Right to withdraw judicial deposits												R$ 179,000
Final and unappealable decision, second lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action											R$ 280,000
Amount of undue payments before proposed action, net of related expenses											R$ 185,000
Right to withdraw judicial deposits										R$ 189,000
Final and unappealable decision, third lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action									R$ 147,000
Amount of undue payments before proposed action, net of related expenses									135,000
Right to withdraw judicial deposits									R$ 198,000
Final and unappealable decision, fourth lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action								R$ 940,000
Amount of undue payments before proposed action, net of related expenses								902,000
Right to withdraw judicial deposits								R$ 3,000
Final and unappealable decision, fifth lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action						73,500
Amount of undue payments before proposed action, net of related expenses						R$ 45,800
Final and unappealable decision, sixth lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action					R$ 5,700
Amount of undue payments before proposed action, net of related expenses					R$ 3,600
Final and unappealable decision, seventh lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action			R$ 237,000
Amount of undue payments before proposed action, net of related expenses			R$ 230,000
Eighth and ninth actions for repetition
Disclosure of other provisions [line items]
Amount of undue payments before proposed action	683,000
Amount of undue payments before proposed action, net of related expenses	R$ 643,000